Goodwill and Other Intangible Assets (Components of Intangible Assets Excluding Goodwill) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	¥ 5,449	¥ 3,447
Intangible assets not subject to amortization, Gross carrying amount	1,125	1,768
Intangible assets, Gross carrying amount	6,574	5,215
Intangible assets subject to amortization, Accumulated amortization	2,489	1,670
Software
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,185	1,623
Intangible assets subject to amortization, Accumulated amortization	1,128	852
Customer Relationships
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	1,382	1,184
Intangible assets subject to amortization, Accumulated amortization	768	482
Developed Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	901
Intangible assets subject to amortization, Accumulated amortization	225
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	981	640
Intangible assets subject to amortization, Accumulated amortization	368	336
In-Process Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets not subject to amortization, Gross carrying amount	901	1,544
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets not subject to amortization, Gross carrying amount	¥ 224	¥ 224